Segment reporting (Details 1) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Revenue
Revenue	₨ 22,952,067	$ 304,461	₨ 21,546,885	₨ 20,685,613
Country of domicile [member]
Revenue
Revenue	17,808,889		16,879,558	16,649,473
Foreign countries [member]
Revenue
Revenue	₨ 5,143,178		₨ 4,667,327	₨ 4,036,140